SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	17,202,734	22,021,422